Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended
	Nov. 30, 2017 shares	Aug. 31, 2017 shares	Apr. 30, 2017 shares	Dec. 31, 2017 USD ($) CompensationPlan shares	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) CompensationPlan $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Apr. 01, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plans | CompensationPlan				4		4
Weighted average per share fair value of options granted to employees | $ / shares						$ 10.86	$ 7.28
Total intrinsic value of options exercised						$ 42,000
Proceeds from exercises of share-based awards						8,100
Share-based compensation expense recognized				$ 3,142	$ 3,641	8,698	$ 7,949
Employee share option agreements, modification expense				100	$ 2,100	400	$ 2,800
Service-Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense				27,800		$ 27,800
Unrecognized share-based compensation expense, net of estimated forfeiture, period for recognition						2 years 10 months 21 days
Unvested Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense				$ 600		$ 600
Unrecognized share-based compensation expense, net of estimated forfeiture, period for recognition						1 year 9 months 11 days
Share-based compensation arrangement by share-based payment award, granted | shares						26,610
Unvested Restricted Share Units [Member] | Director One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares			9,259
Share-based compensation arrangement by share-based payment award, vesting period			3 years
Unvested Restricted Share Units [Member] | Director Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares		5,426
Share-based compensation arrangement by share-based payment award, vesting period		1 year
Unvested Restricted Share Units [Member] | Director Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares	6,499
Share-based compensation arrangement by share-based payment award, vesting period	3 years
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options available for future grant | shares				5,934,384		5,934,384
2015 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options available for future grant | shares				1,000,000		1,000,000
Ordinary shares reserved and authorized for issuance | shares				1,100,000		1,100,000
Authorized payroll deductions percentage				10.00%		10.00%
Percentage of fair market value of shares to be considered as share price						85.00%
Number of shares issued in connection with ESPP | shares						64,000
Cash proceeds from shares issued in connection with ESPP						$ 1,400
Share-based compensation expense recognized				$ 200		$ 400
2015 Employee Share Purchase Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized payroll deductions percentage						1.00%
ASU 2016-09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in accumulated deficit and additional paid-in-capital								$ 100